Condensed Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Brighthouse Life Insurance Company
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2016 and 2015
(In millions, except share and per share data)

	2016		2015
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $49,356 and $50,206, respectively)	$51,880		$52,514
Equity securities available-for-sale, at estimated fair value (cost: $280 and $384, respectively)	300		409
Mortgage loans (net of valuation allowances of $38 and $35, respectively)	8,746		7,088
Policy loans	1,093		1,266
Real estate and real estate joint ventures	200		575
Other limited partnership interests	1,632		1,836
Short-term investments, principally at estimated fair value	926		1,730
Investment in subsidiaries	7,338		7,326
Other invested assets, at estimated fair value	3,712		4,746
Total investments	75,827		77,490
Cash and cash equivalents	1,881		1,379
Accrued investment income	591		506
Premium, reinsurance and other receivable	10,397	—	9,239
Receivable from subsidiaries	9,703		13,011
Deferred policy acquisition costs and value of business acquired	5,274		4,809
Current income tax recoverable	454		—
Deferred income tax receivable	1,016		—
Goodwill	—		381
Other assets, principally at estimated fair value	667		838
Separate account assets	100,588		101,735
Total assets	$206,398		$209,388
Liabilities and Stockholder’s Equity
Liabilities
Future policy benefits	$31,684		$29,894
Policyholder account balances	35,588		35,661
Other policy-related balances	3,384		3,549
Payables for collateral under securities loaned and other transactions	7,362		10,619
Long-term debt	744		750
Current income tax payable	—		20
Deferred income tax liability	—		807
Other liabilities	10,183		7,717
Separate account liabilities	100,588		101,735
Total liabilities	189,533		190,752
Stockholder’s Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding	75		75
Additional paid-in capital	18,461		16,850
Retained earnings (deficit)	(2,919)		117
Accumulated other comprehensive income (loss)	1,248		1,594
Total stockholder’s equity	16,865		18,636
Total liabilities and stockholder’s equity	$206,398		$209,388
See accompanying notes to the condensed financial information.
Brighthouse Life Insurance Company
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Condensed Statements of Operations
Revenues
Premiums	$921	$1,433	$1,126
Universal life and investment-type product policy fees	2,696	2,940	3,193
Equity in earnings of subsidiaries	157	144	(102)
Net investment income	2,680	2,550	2,530
Other revenues	760	504	524
Net investment gains (losses)	(2)	20	(52)
Net derivative gains (losses)	(5,878)	(424)	(261)
Total revenues	1,334	7,167	6,958
Expenses
Policyholder benefits and claims	2,984	2,696	2,621
Interest credited to policyholder account balances	957	1,037	1,062
Goodwill impairment	381	—	33
Amortization of deferred policy acquisition costs and value of business acquired	(172)	595	384
Other expenses	1,733	1,710	1,707
Total expenses	5,883	6,038	5,807
Income (loss) before provision for income tax	(4,549)	1,129	1,151
Provision for income tax expense (benefit)	(1,774)	211	344
Net income (loss)	$(2,775)	$918	$807
Comprehensive income (loss)	$(3,121)	$(110)	$2,459
See accompanying notes to the condensed financial information.
Brighthouse Life Insurance Company
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Condensed Statements of Cash Flows
Net cash provided by operating activities	$3,256	$4,196	$4,547
Cash flows from investing activities
Sales, maturities, and repayments of:
Fixed maturity securities	39,104	35,728	20,197
Equity securities	175	308	98
Mortgage loans	1,484	958	1,049
Real estate and real estate joint ventures	441	368	27
Other limited partnership interests	413	422	254
Purchases of:
Fixed maturity securities	(34,906)	(39,298)	(24,524)
Equity securities	(58)	(273)	(41)
Mortgage loans	(2,803)	(2,515)	(343)
Real estate and real estate joint ventures	(75)	(105)	(204)
Other limited partnership interests	(203)	(233)	(345)
Cash received in connection with freestanding derivatives	707	223	366
Cash paid in connection with freestanding derivatives	(2,764)	(868)	(1,784)
Cash received under repurchase agreements	—	199	—
Cash paid under repurchase agreements	—	(199)	—
Cash received under reverse repurchase agreements	—	199	—
Cash paid under reverse repurchase agreements	—	(199)	—
Sales of loans to affiliates	—	—	520
Returns of capital from subsidiaries	32	169	818
Capital contributions to subsidiaries	(1)	(2)	(2)
Net change in policy loans	109	(72)	52
Net change in short-term investments	876	(495)	3,645
Net change in other invested assets	5	(59)	(151)
Net cash provided by (used in) investing activities	2,536	(5,744)	(368)
Cash flows from financing activities
Policyholder account balances:
Deposits	9,672	19,970	18,602
Withdrawals	(12,001)	(20,797)	(21,584)
Net change in payables for collateral under securities loaned and other transactions	(3,257)	3,118	680
Long-term debt issued	—	175	—
Long-term debt repaid	—	(148)	(75)
Financing element on certain derivative instruments and other derivative related transactions, net	(1,011)	(97)	(414)
Redemption of common stock	—	—	(906)
Common stock redemption premium	—	—	(484)
Dividends on common stock	(261)	(500)	(155)
Capital contributions	1,568	11	231
Net cash provided by (used in) financing activities	(5,290)	1,732	(4,105)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	—	(2)	(45)
Change in cash and cash equivalents	502	182	29
Cash and cash equivalents, beginning of year	1,379	1,197	1,168
Cash and cash equivalents, end of year	$1,881	$1,379	$1,197
Brighthouse Life Insurance Company
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$64	$65	$70
Income tax	$428	$(267)	$(231)
Non-cash transactions:
Capital contributions	$43	$141	$703
Transfer of fixed maturity securities from affiliates	$3,565	$—	$—
Transfer of mortgage loans from affiliates	$395	$—	$—
Transfer of short-term investments from affiliates	$94	$—	$—
Transfer of fixed maturity securities to affiliates	$346	$—	$804
Transfer of mortgage loans to affiliates	$—	$—	$94
Transfer of policyholder account balances to affiliates	$—	$—	$528
Reduction of other invested assets in connection with reinsurance transactions	$676	$—	$863
Brighthouse Life Insurance Company
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)
1. Basis of Presentation
The condensed financial information of Brighthouse Life Insurance Company (the “Parent Company”) should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.